Share-Based Compensation (Details) - Schedule of stock option activity - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Stock Option Activity [Abstract]
Options outstanding (in Shares)	1,572,451
Options outstanding beginning balance	$ 0.02
Options, outstanding, ending balance, weighted average exercise price	$ 0.02
Options outstanding, weighted average remaining contractual term	7 years 1 month 20 days		8 years 2 months 19 days
Options outstanding, intrinsic value (in Dollars)	$ 670,451		$ 670,451	$ 5,756,797
Options, granted (in Shares)
Options granted, weighted average grant date fair value
Options, granted, weighted average exercise price
Stock options exercised (in Shares)	1,647		144,712
Options, exercised, weighted average grant date fair value	$ 0.02		$ 0.04
Options, exercised, weighted average exercise price	$ 0.02		$ 0.03
Options, forfeited (in Shares)	808		121,596
Options, forfeited in period, weighted average grant date fair value	$ 0.02		$ 0.03
Options, forfeited, weighted average exercise price	$ 0.02		$ 0.03
Options outstanding (in Shares)	1,569,996		1,572,451
Options outstanding ending balance	$ 0.02		$ 0.02
Options, outstanding, ending balance, weighted average exercise price	$ 0.02		$ 0.02
Options outstanding, weighted average remaining contractual term	6 years 10 months 24 days		7 years 1 month 20 days
Options outstanding, intrinsic value (in Dollars)	$ 798,297
Options vested and exercisable (in Shares)	1,105,080		965,454
Options, vested and exercisable, weighted average grant date fair value	$ 0.02		$ 0.02
Options, exercisable, weighted average exercise price	$ 0.02		$ 0.02
Options, exercisable, weighted average remaining contractual term	6 years 8 months 26 days		6 years 11 months 19 days
Options, exercisable, intrinsic value (in Dollars)	$ 562,066		$ 411,741